Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Turnover	€ 30,127	€ 31,117
Operating profit	5,315	5,948
Net finance costs	(320)	(358)
Pensions and similar obligations	57	35
Finance income	179	217
Finance costs	(556)	(610)
Net monetary loss arising from hyperinflationary economies	(17)	(157)
Share of net profit of joint ventures and associates	146	138
Other loss from non-current investments and associates	(31)	(5)
Profit before taxation	5,093	5,566
Taxation	(1,282)	(1,550)
Net profit	3,811	4,016
Attributable to:
Non-controlling interests	299	315
Shareholders’ equity	€ 3,512	€ 3,701
Earnings per share
Basic earnings per share (in euros per share)	€ 1.43	€ 1.48
Diluted earnings per share (in euros per share)	€ 1.42	€ 1.47